Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Subsequent Event [Line Items]
Subsequent Event	Subsequent Event Effective January 1, 2026, the Company merged the 401K Plans of our Canton Drop Forge, Inc. and EFCO, Inc. d/b/a Erie Press Systems subsidiaries in the Plan.